SHARE CAPITAL (Disclosure of summary of warrants activity) (Details)	12 Months Ended
	Mar. 31, 2023 Warrants $ / shares	Mar. 31, 2022 Warrants $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants Outstanding at beginning of period | Warrants	0	3,393,965
Number of warrants Granted | Warrants	0	867,598
Number of warrants Exercised | Warrants	0	(4,256,064)
Number of warrants Expired | Warrants	0	(5,499)
Number of warrants Outstanding at end of period | Warrants	0	0
Weighted average exercise price at beginning of period | $ / shares	$ 0	$ 0.67
Weighted average exercise price Granted | $ / shares	0	3
Weighted average exercise price exercised | $ / shares	0	1.14
Weighted average exercise price Expired | $ / shares	0	3
Weighted average exercise price at ending of period | $ / shares	$ 0	$ 0